Property, Equipment and Software (Details)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Building and Decoration CNY	Dec. 31, 2013 Building and Decoration CNY	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2014 Furniture, fixtures and office equipment CNY	Dec. 31, 2013 Furniture, fixtures and office equipment CNY	Dec. 31, 2014 Vehicles CNY	Dec. 31, 2013 Vehicles CNY	Dec. 31, 2014 Servers and computers CNY	Dec. 31, 2013 Servers and computers CNY	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2014 Construction in progress CNY	Dec. 31, 2013 Construction in progress CNY	Dec. 31, 2014 Construction in progress Beijing Hangzhou and Guangzhou CNY	Dec. 31, 2013 Construction in progress Beijing Hangzhou and Guangzhou CNY
Summary of property, equipment and software
Gross book value	2,249,586,000	1,771,542,000			569,911,000	609,865,000	40,790,000	42,491,000	63,946,000	49,000,000	23,627,000	14,845,000	931,024,000	818,271,000	45,356,000	40,141,000	574,932,000	196,929,000	557,700,000	189,500,000
Less: accumulated depreciation	(968,361,000)	(899,429,000)
Net book value	1,281,225,000	872,113,000		206,496,000
Depreciation expense	172,400,000	158,000,000	184,200,000